Supplement to the
Fidelity® Clean Energy ETF, Fidelity® Cloud Computing ETF, Fidelity® Crypto Industry and Digital Payments ETF, Fidelity® Digital Health ETF, Fidelity® Electric Vehicles and Future Transportation ETF, and Fidelity® Metaverse ETF
October 30, 2025
Prospectus

On October 14, 2026, the Board of Trustees of Fidelity Covington Trust (the "Board") approved a plan of liquidation for Fidelity® Metaverse ETF (the "fund"). Following Board approval, all or a portion of the fund will likely not be invested in accordance with its investment objective, and fund assets will be managed to provide for sufficient liquidity prior to liquidation. The fund is expected to liquidate on or about November 19, 2026 (the "Liquidation Date").
Suspension of Trading and Creation Orders. After the close of business on November 12, 2026, the fund will no longer accept creation orders. This is also expected to be the last day of trading of shares of the fund on the Nasdaq, Inc. ("Nasdaq"). Shareholders may sell their fund shares on Nasdaq until market close on November 12, 2026, at which point the fund's shares will no longer trade on Nasdaq. A sale of fund's shares will generally be taxable to shareholders who do not hold their shares through a tax-advantaged account. During the time between market close on November 12, 2026, and the Liquidation Date, shareholders will be unable to dispose of their shares on Nasdaq and there may not be a trading market for the fund's shares.
Liquidation of Assets. The fund will likely deviate from its investment objective and policies with respect to all or a portion of its assets as it prepares to liquidate and distribute its assets to its shareholders. It is anticipated that the fund's portfolio will be positioned into cash, cash equivalents or other liquid assets on or prior to the Liquidation Date. The liquidation of the fund's portfolio may result in portfolio transaction costs, which will be borne by the fund and its shareholders. In connection with the liquidation, all outstanding shares of the fund on the Liquidation Date will be automatically redeemed by the fund. Each shareholder of record of the fund on the Liquidation Date will receive proceeds equal to the aggregate net asset value of their full and fractional shares at the time of liquidation. The fund may or may not (depending on its circumstances) pay one or more distributions prior to the liquidation, which generally will be taxable to shareholders who do not hold their shares through a tax-advantaged account. Any income and net realized capital gains of the fund that are not distributed prior to the liquidation will be included in the proceeds that shareholders receive in the liquidation. The total proceeds received by a shareholder may be in an amount that is greater or less than the amount a shareholder might receive if they dispose of their shares on Nasdaq prior to market close on November 12, 2026. Unless shares of the fund are held in a tax-advantaged account, distribution of liquidation proceeds to shareholders may result in a taxable event for shareholders, depending on their individual circumstances. Any liquidation proceeds paid to shareholders should generally be treated as received in exchange for their shares and will therefore generally give rise to a capital gain or loss depending on their basis in the shares. Shareholders should consult their own tax advisors about any tax liability resulting from the receipt of liquidation proceeds and the tax consequences of the liquidation more generally.
On October 15, 2025, the Board of Trustees of Fidelity Covington Trust (the "Board") approved a plan of liquidation for Fidelity® Digital Health ETF (the "fund"). Following Board approval, all or a portion of the fund will likely not be invested in accordance with its investment objective, and fund assets will be managed to provide for sufficient liquidity prior to liquidation. The fund is expected to liquidate on or about November 20, 2025 (the "Liquidation Date").
Suspension of Trading and Creation Orders. After the close of business on November 13, 2025, the fund will no longer accept creation orders. This is also expected to be the last day of trading of shares of the fund on the Cboe BZX Exchange, Inc. ("Cboe"). Shareholders may sell their fund shares on Cboe until market close on November 13, 2025, at which point the fund's shares will no longer trade on Cboe. A sale of fund shares will generally be taxable to shareholders who do not hold their shares through a tax-advantaged account. During the time between market close on November 13, 2025, and the Liquidation Date, shareholders will be unable to dispose of their shares on Cboe and there may not be a trading market for the fund's shares.
Liquidation of Assets. The fund will likely deviate from its investment objective and policies with respect to all or a portion of its assets as it prepares to liquidate and distribute its assets to its shareholders. It is anticipated that the fund's portfolio will be positioned into cash, cash equivalents or other liquid assets on or prior to the Liquidation Date. The liquidation of the fund's portfolio may result in portfolio transaction costs, which will be borne by the fund and its shareholders. In connection with the liquidation, all outstanding shares of the fund on the Liquidation Date will be automatically redeemed by the fund. Each shareholder of record of the fund on the Liquidation Date will receive proceeds equal to the aggregate net asset value of their full and fractional shares at the time of liquidation. The fund may or may not (depending on its circumstances) pay one or more distributions prior to the liquidation, which generally will be taxable to shareholders who do not hold their shares through a tax-advantaged account. Any income and net realized capital gains of the fund that are not distributed prior to the liquidation will be included in the proceeds that shareholders receive in the liquidation. The total proceeds received by a shareholder may be in an amount that is greater or less than the amount a shareholder might receive if they dispose of their shares on Cboe prior to market close on November 13, 2025. Unless shares of the fund are held in a tax-advantaged account, distribution of liquidation proceeds to shareholders may result in a taxable event for shareholders, depending on their individual circumstances. Any liquidation proceeds paid to shareholders should generally be treated as received in exchange for their shares and will therefore generally give rise to a capital gain or loss depending on their basis in the shares. Shareholders should consult their own tax advisors about any tax liability resulting from the receipt of liquidation proceeds and the tax consequences of the liquidation more generally.
CEE-PSTK-1026-105 1.9905428.105	October 15, 2026
Supplement to the
Fidelity® Disruptive Automation ETF, Fidelity® Disruptive Communications ETF, Fidelity® Disruptive Finance ETF, Fidelity® Disruptive Medicine ETF, Fidelity® Disruptive Technology ETF, and Fidelity® Disruptors ETF
September 29, 2026
Prospectus

On October 14, 2026, the Board of Trustees of Fidelity Covington Trust (the "Board") approved a plan of liquidation for Fidelity® Disruptive Finance ETF, Fidelity® Disruptive Medicine ETF, and Fidelity® Disruptors ETF (each, a "fund"). Following Board approval, all or a portion of each fund will likely not be invested in accordance with its investment objective, and fund assets will be managed to provide for sufficient liquidity prior to liquidation. Each fund is expected to liquidate on or about November 19, 2026 (the "Liquidation Date").
Suspension of Trading and Creation Orders. After the close of business on November 12, 2026, each fund will no longer accept creation orders. This is also expected to be the last day of trading of shares of each fund on the Nasdaq, Inc. ("Nasdaq"). Shareholders may sell their fund shares on Nasdaq until market close on November 12, 2026, at which point each fund's shares will no longer trade on Nasdaq. A sale of fund's shares will generally be taxable to shareholders who do not hold their shares through a tax-advantaged account. During the time between market close on November 12, 2026, and the Liquidation Date, shareholders will be unable to dispose of their shares on Nasdaq and there may not be a trading market for each fund's shares.
Liquidation of Assets. Each fund will likely deviate from its investment objective and policies with respect to all or a portion of its assets as it prepares to liquidate and distribute its assets to its shareholders. It is anticipated that each fund's portfolio will be positioned into cash, cash equivalents or other liquid assets on or prior to the Liquidation Date. The liquidation of each fund's portfolio may result in portfolio transaction costs, which will be borne by each fund and its shareholders. In connection with the liquidation, all outstanding shares of each fund on the Liquidation Date will be automatically redeemed by each fund. Each shareholder of record of each fund on the Liquidation Date will receive proceeds equal to the aggregate net asset value of their full and fractional shares at the time of liquidation. Each fund may or may not (depending on its circumstances) pay one or more distributions prior to the liquidation, which generally will be taxable to shareholders who do not hold their shares through a tax-advantaged account. Any income and net realized capital gains of each fund that are not distributed prior to the liquidation will be included in the proceeds that shareholders receive in the liquidation. The total proceeds received by a shareholder may be in an amount that is greater or less than the amount a shareholder might receive if they dispose of their shares on Nasdaq prior to market close on November 12, 2026. Unless shares of each fund are held in a tax-advantaged account, distribution of liquidation proceeds to shareholders may result in a taxable event for shareholders, depending on their individual circumstances. Any liquidation proceeds paid to shareholders should generally be treated as received in exchange for their shares and will therefore generally give rise to a capital gain or loss depending on their basis in the shares. Shareholders should consult their own tax advisors about any tax liability resulting from the receipt of liquidation proceeds and the tax consequences of the liquidation more generally.
DRA-PSTK-1026-105 1.9910215.105	October 15, 2026
Supplement to the
Fidelity® Blue Chip Growth ETF, Fidelity® Blue Chip Value ETF, Fidelity® Fundamental Small-Mid Cap ETF, Fidelity® Magellan℠ ETF, and Fidelity® Real Estate Investment ETF
November 29, 2025
Prospectus

On October 14, 2026, the Board of Trustees of Fidelity Covington Trust (the "Board") approved a plan of liquidation for Fidelity® Real Estate Investment ETF (the "fund"). Following Board approval, all or a portion of the fund will likely not be invested in accordance with its investment objective, and fund assets will be managed to provide for sufficient liquidity prior to liquidation. The fund is expected to liquidate on or about November 19, 2026 (the "Liquidation Date").
Suspension of Trading and Creation Orders. After the close of business on November 12, 2026, the fund will no longer accept creation orders. This is also expected to be the last day of trading of shares of the fund on the Cboe BZX Exchange, Inc. ("Cboe"). Shareholders may sell their fund shares on Cboe until market close on November 12, 2026, at which point the fund's shares will no longer trade on Cboe. A sale of fund's shares will generally be taxable to shareholders who do not hold their shares through a tax-advantaged account. During the time between market close on November 12, 2026, and the Liquidation Date, shareholders will be unable to dispose of their shares on Cboe and there may not be a trading market for the fund's shares.
Liquidation of Assets. The fund will likely deviate from its investment objective and policies with respect to all or a portion of its assets as it prepares to liquidate and distribute its assets to its shareholders. It is anticipated that the fund's portfolio will be positioned into cash, cash equivalents or other liquid assets on or prior to the Liquidation Date. The liquidation of the fund's portfolio may result in portfolio transaction costs, which will be borne by the fund and its shareholders. In connection with the liquidation, all outstanding shares of the fund on the Liquidation Date will be automatically redeemed by the fund. Each shareholder of record of the fund on the Liquidation Date will receive proceeds equal to the aggregate net asset value of their full and fractional shares at the time of liquidation. The fund may or may not (depending on its circumstances) pay one or more distributions prior to the liquidation, which generally will be taxable to shareholders who do not hold their shares through a tax-advantaged account. Any income and net realized capital gains of the fund that are not distributed prior to the liquidation will be included in the proceeds that shareholders receive in the liquidation. The total proceeds received by a shareholder may be in an amount that is greater or less than the amount a shareholder might receive if they dispose of their shares on Cboe prior to market close on November 12, 2026. Unless shares of the fund are held in a tax-advantaged account, distribution of liquidation proceeds to shareholders may result in a taxable event for shareholders, depending on their individual circumstances. Any liquidation proceeds paid to shareholders should generally be treated as received in exchange for their shares and will therefore generally give rise to a capital gain or loss depending on their basis in the shares. Shareholders should consult their own tax advisors about any tax liability resulting from the receipt of liquidation proceeds and the tax consequences of the liquidation more generally.
ETC-PSTK-1026-111 1.9903671.111	October 15, 2026